FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET (Tables)	9 Months Ended
Sep. 30, 2019
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET [Abstract]
Flight Equipment Held for Operating Lease
Flight equipment held for operating lease, net, consists of the following (dollars in thousands):

	September 30, 2019	December 31, 2018
Cost	$3,437,466	$3,900,938
Accumulated depreciation	(684,635)	(672,920)
Flight equipment held for operating lease, net	$2,752,831	$3,228,018

Flight Equipment Held for Operating Lease by Geographic Region
The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	September 30, 2019		December 31, 2018
Europe:
Spain	$163,253	6%	$168,534	5%
United Kingdom	138,820	5%	169,763	5%
Other	219,929	8%	265,554	9%
Europe — Total	522,002	19%	603,851	19%

Asia and South Pacific:
India	573,904	21%	690,193	21%
Malaysia	392,603	14%	394,441	12%
Philippines	267,693	10%	276,237	9%
Indonesia	222,507	8%	296,390	9%
China	170,893	6%	177,393	5%
Thailand	17,166	1%	126,347	4%
Other	36,491	1%	34,983	2%
Asia and South Pacific — Total	1,681,257	61%	1,995,984	62%

Mexico, South and Central America — Total	38,280	1%	58,202	2%

North America:
United States	120,733	4%	126,498	4%
Other	24,603	1%	49,320	1%
North America — Total	145,336	5%	175,818	5%

Middle East and Africa:
Ethiopia	305,557	11%	312,977	10%
Other	22,007	1%	81,186	2%
Middle East and Africa — Total	327,564	12%	394,163	12%
Off-lease	38,392	2%	—	—
Total flight equipment held for operating lease, net	$2,752,831	100%	$3,228,018	100%

Operating Lease Revenue by Geographic Region
The distribution of operating lease revenue by geographic region for the three months ended September 30, 2019 and 2018 is as follows (dollars in thousands):

	Three months ended
	September 30, 2019		September 30, 2018
Europe:
Spain	$4,344	5%	$4,344	4%
United Kingdom	6,833	7%	8,098	8%
Other	8,439	9%	10,437	11%
Europe — Total	19,616	21%	22,879	23%

Asia and South Pacific:
India	19,660	21%	18,549	19%
Malaysia	13,714	14%	6,975	7%
Philippines	8,518	9%	9,589	10%
Indonesia	7,545	8%	7,433	7%
China	5,650	6%	5,652	6%
Thailand	3,074	3%	5,301	5%
Other	607	1%	668	1%
Asia and South Pacific — Total	58,768	62%	54,167	55%

Mexico, South and Central America — Total	1,036	1%	2,157	2%

North America:
United States	4,103	4%	7,266	7%
Other	1,054	1%	1,559	2%
North America — Total	5,157	5%	8,825	9%

Middle East and Africa:
Ethiopia	7,505	8%	7,504	8%
Other	2,624	3%	3,815	3%
Middle East and Africa — Total	10,129	11%	11,319	11%
Total Operating Lease Revenue	$94,706	100%	$99,347	100%

The distribution of operating lease revenue by geographic region for the nine months ended September 30, 2019 and 2018 is as follows (dollars in thousands):

	Nine months ended
	September 30, 2019		September 30, 2018
Europe:
Spain	$13,034	4%	$12,922	5%
United Kingdom	26,146	8%	23,222	8%
Other	26,197	8%	32,590	11%
Europe — Total	65,377	20%	68,734	24%

Asia and South Pacific:
India	85,015	26%	66,353	23%
Malaysia	40,847	12%	13,128	5%
Philippines	25,816	8%	24,973	8%
Indonesia	26,101	8%	21,598	8%
China	18,221	6%	16,958	6%
Thailand	13,253	4%	7,224	3%
Other	2,389	1%	2,759	1%
Asia and South Pacific — Total	211,642	65%	152,993	54%

Mexico, South and Central America — Total	4,391	1%	9,325	3%

North America:
United States	12,263	4%	16,075	6%
Other	4,177	1%	4,682	1%
North America — Total	16,440	5%	20,757	7%

Middle East and Africa:
Ethiopia	22,514	7%	22,514	8%
Other	8,217	2%	11,424	4%
Middle East and Africa — Total	30,731	9%	33,938	12%
Total Operating Lease Revenue	$328,581	100%	$285,747	100%

End of Lease Income and Amortization of Lease Incentives Recognized
End of lease income and amortization of lease incentives recognized during the three and nine months ended September 30, 2019 and 2018 are as follows (dollars in thousands):

	Three months ended		Nine months ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	(Dollars in thousands)
End of lease income	$—	$3,072	$30,387	$16,069
Amortization of lease incentives	(1,402)	(2,480)	(4,353)	(7,124)

Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases
Presented below are the contracted future minimum rental payments due under non-cancellable operating leases for flight equipment held for operating lease, as of September 30, 2019. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of September 30, 2019 is held constant for the duration of the lease.

(Dollars in thousands)
October 1 through December 31, 2019	$83,271
Year ending December 31,
2020	309,754
2021	270,588
2022	223,538
2023	181,768
2024	167,551
Thereafter	384,096
Future minimum rental payments under operating leases	$1,620,566

Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases
Presented below are the contracted future minimum rental payments due under non-cancellable operating leases for flight equipment held for operating lease, as of December 31, 2018. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of December 31, 2018 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2019	$403,535
2020	372,432
2021	323,232
2022	272,427
2023	227,535
Thereafter	661,006
Future minimum rental payments under operating leases	$2,260,167